ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2013
ACQUISITION OF BUSINESSES [Abstract]
ACQUISITION OF BUSINESSES
10.     ACQUISITION OF BUSINESSES

Acquisition of Subsidiaries
Effective January 10, 2013 the Company acquired Scandic American Shipping Ltd. The purchase price was $33.3 million, $18.1 million of which was paid in shares, $8.0 million of which was paid in cash and $7.2 million was payable to the seller for additional assets which were sold during the first quarter of 2013. The number of shares issued were 1,910,112, trading at $9.50 on the acquisition date. The share component of the purchase price is subject to a one-year lock-up, while the cash component was primarily used by the seller to pay taxes associated with this transaction. The transaction was effective January 10, 2013, and the Manager is a wholly-owned subsidiary of the Company. In addition to gaining full direct control of the Manager's operations, the Company is no longer obligated to maintain the Managers ownership of the Company's common shares at 2%. The Company shares owned by the Manager were not part of the transaction and remained with the seller. The acquisition was accounted for using the acquisition method.
Effective January 2, 2013, the Company acquired the remaining 50% of Orion at its nominal book value as of December 31, 2012. It was determined that the fair value of the assets and liabilities of Orion matched their book values. Fair value of total assets acquired was $1.8 million and liabilities assumed $1.3 million, accordingly the cash consideration for the Company was $0.3 million for the 50% stake and no goodwill or gain/loss was recognized.
All services provided by Orion were to the Group for the year ended December 31, 2013. Scandic provided immaterial services to NAO in the year ended December 31, 2013, all other services provided by Scandic was to the Group. All intercompany transactions and balances are eliminated in the Consolidated Financial Statements.
For further background related to the acquisitions please see Note 3.
The fair value of the assets and liabilities of Scandic were determined with the assistance of an external valuation specialist. The following is a summary of the fair values of the assets and liabilities:
Amounts in $ million	Scandic As of January 10, 2013
ASSETS
Cash and cash equivalents	0.4
Assets held for sale	6.6
Other current assets	2.4
Furniture, fixture and equipment	1.0
Other non-current assets	0.2
Total assets acquired	10.6
LIABILITIES
Accounts payable	0.2
Tax payable	0.2
Other current liabilities	0.9
Total liabilities assumed	1.3
Net assets acquired	9.3
Cash consideration	8.0
Common shares issued	18.1
Payable to seller	7.2
Total consideration	33.3
Net assets acquired	9.3
Difference	24.0
Settlement loss	5.0
Net Goodwill recognized	19.0

Assembled workforce was identified. However as ASC 805 precludes recognition of workforce as a separate intangible asset workforce value is included in Goodwill recognized.

The settlement loss of $5.0 million relates to a preexisting contractual relationship between the acquirer and acquiree which was recognized as a loss on contract in the Consolidated Statement of Operations for the year ended December 31, 2013. The loss was recognized in accordance with ASC 805-10-55-21.
Acquisition related expenses amounted to $3.6 million, which was recognized in General and Administrative expenses in the Consolidated Statements of Operations. For further information on the costs please see Note 5.
Investment in Nordic American Offshore Ltd.
NAO was established on November 27, 2013 with a private equity placement of $250 million. The Company participated with $65 million (26%).
The investment gives the Company "significant influence" as defined in U.S. GAAP, and the investment is accounted for using the equity method of accounting. The method of accounting is described in Note 2. The Company recognized equity income of $40,000 on the investment for the year ended 2013.

As compensation for coordinating the transaction the Company received 833,333 warrants with an exercise price of $15.00 per common share. The warrants vest in 20 % increments at each 10% increase in the volume weighted average price, or VWAP, of NAO's common shares between increases of 25% to 65%. The VWAP must be above an exercise level for a minimum of 10 business days, with a minimum trading volume of $2 million above exercise levels. The warrants mature on December 31, 2015.

The warrants are recognized as "Other Non-current Assets" in the Consolidated Balance Sheets as of December 31, 2013.